FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]	FAIR VALUE OF FINANCIAL INSTRUMENTS
a)    Financial Instruments Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2020 and 2019:

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[2]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable[2]	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[3]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231
1.Financial assets include $7.0 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Gains or losses arising from changes in the fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in our Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in fair value recorded through other comprehensive income. As at December 31, 2020, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $916 million (2019 – $479 million) and $322 million (2019 – $108 million), respectively.
During the year ended December 31, 2020, $7 million (2019 – $3 million) of net deferred losses previously recognized in accumulated other comprehensive income were reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is $8.2 billion (2019 – $5.7 billion) of cash and $1.8 billion (2019 – $1.1 billion) of short-term deposits as at December 31, 2020.
b)    Carrying and Fair Value
The following table lists the company’s financial instruments by their respective classification as at December 31, 2020 and December 31, 2019:

	2020		2019
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$9,933	$9,933	$6,778	$6,778
Other financial assets
Government bonds	2,651	2,651	2,403	2,403
Corporate bonds	3,599	3,599	3,267	3,267
Fixed income securities and other	2,270	2,270	1,750	1,750
Common shares and warrants	6,514	6,514	3,189	3,189
Loans and notes receivable	2,696	2,696	1,859	1,859
	17,730	17,730	12,468	12,468
Accounts receivable and other	13,672	13,672	14,035	14,035
	$41,335	$41,335	$33,281	$33,281
Financial liabilities
Corporate borrowings	$9,077	$10,540	$7,083	$7,933
Non-recourse borrowings of managed entities
Property-specific borrowings	128,556	131,099	127,869	129,728
Subsidiary borrowings	10,768	11,085	8,423	8,632
	139,324	142,184	136,292	138,360
Accounts payable and other	41,117	41,117	36,724	36,724
Subsidiary equity obligations	3,699	3,699	4,132	4,139
	$193,217	$197,540	$184,231	$187,156

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$5,483	$3,605
Non-current	12,247	8,863
Total	$17,730	$12,468
c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$7	$2,644	$—	$—	$2,403	$—
Corporate bonds	192	2,764	286	—	2,682	275
Fixed income securities and other	867	912	491	419	851	480
Common shares and warrants	4,548	577	1,389	1,966	421	802
Loans and notes receivables	—	42	68	—	51	4
Accounts receivable and other	50	1,581	135	1	1,737	219
	$5,664	$8,520	$2,369	$2,386	$8,145	$1,780
Financial liabilities
Accounts payable and other	$75	$5,090	$724	$93	$3,749	$686
Subsidiary equity obligations	—	77	1,380	—	40	1,856
	$75	$5,167	$2,104	$93	$3,789	$2,542
During the year ended December 31, 2020 and 2019, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,581	/	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
	(5,090)
Other financial assets	6,939	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(77)	Aggregated market prices of underlying investments
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2020 and 2019:

	2020		2019
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$1,780	$2,542	$795	$2,299
Fair value changes in net income	(92)	(111)	278	(27)
Fair value changes in other comprehensive income[1]	15	4	(10)	6
Additions, net of disposals	666	(331)	717	264
Balance, end of year	$2,369	$2,104	$1,780	$2,542
1.Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31, 2020 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$10,443	$97	$—	$7,841	$92	$—
Property-specific borrowings	3,406	57,927	69,766	6,467	52,386	70,875
Subsidiary borrowings	7,825	3	3,257	6,111	299	2,222
Subsidiary equity obligations	—	73	2,169	—	73	2,170
Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.
d)    Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
i.    Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2020, pre-tax net unrealized losses of $479 million (2019 – losses of $89 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2020, there was an unrealized derivative liability balance of $689 million relating to derivative contracts designated as cash flow hedges (2019 – $210 million).
ii.    Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2020, unrealized pre-tax net losses of $182 million (2019 – gains of $433 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2020, there was an unrealized derivative liability balance of $868 million relating to derivative contracts designated as net investment hedges (2019 – asset balance of $551 million).
e)    Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019
Gross amounts of financial instruments before netting	$2,195	$2,380	$4,379	$2,853
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(429)	(423)	(351)	(366)
Net amount of financial instruments in Consolidated Balance Sheets	$1,766	$1,957	$4,028	$2,487

FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
a)    Financial Instruments Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2020 and 2019:

AS AT DEC. 31, 2020 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$9,933	$9,933
Other financial assets
Government bonds	356	2,295	—	2,651
Corporate bonds	1,094	2,148	357	3,599
Fixed income securities and other	1,079	1,191	—	2,270
Common shares and warrants	3,287	3,227	—	6,514
Loans and notes receivable[2]	110	—	2,586	2,696
	5,926	8,861	2,943	17,730
Accounts receivable and other[3]	1,766	—	11,906	13,672
	$7,692	$8,861	$24,782	$41,335
Financial liabilities
Corporate borrowings	$—	$—	$9,077	$9,077
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	128,556	128,556
Subsidiary borrowings	—	—	10,768	10,768
	—	—	139,324	139,324
Accounts payable and other[2]	5,889	—	35,228	41,117
Subsidiary equity obligations	1,457	—	2,242	3,699
	$7,346	$—	$185,871	$193,217
1.Financial assets include $9.7 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $888 million included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable[2]	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[3]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231
1.Financial assets include $7.0 billion of assets pledged as collateral.
2.Includes a shareholder loan of $500 million receivable from our U.S. gas pipeline.
3.Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Gains or losses arising from changes in the fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in our Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in fair value recorded through other comprehensive income. As at December 31, 2020, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $916 million (2019 – $479 million) and $322 million (2019 – $108 million), respectively.
During the year ended December 31, 2020, $7 million (2019 – $3 million) of net deferred losses previously recognized in accumulated other comprehensive income were reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is $8.2 billion (2019 – $5.7 billion) of cash and $1.8 billion (2019 – $1.1 billion) of short-term deposits as at December 31, 2020.
b)    Carrying and Fair Value
The following table lists the company’s financial instruments by their respective classification as at December 31, 2020 and December 31, 2019:

	2020		2019
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$9,933	$9,933	$6,778	$6,778
Other financial assets
Government bonds	2,651	2,651	2,403	2,403
Corporate bonds	3,599	3,599	3,267	3,267
Fixed income securities and other	2,270	2,270	1,750	1,750
Common shares and warrants	6,514	6,514	3,189	3,189
Loans and notes receivable	2,696	2,696	1,859	1,859
	17,730	17,730	12,468	12,468
Accounts receivable and other	13,672	13,672	14,035	14,035
	$41,335	$41,335	$33,281	$33,281
Financial liabilities
Corporate borrowings	$9,077	$10,540	$7,083	$7,933
Non-recourse borrowings of managed entities
Property-specific borrowings	128,556	131,099	127,869	129,728
Subsidiary borrowings	10,768	11,085	8,423	8,632
	139,324	142,184	136,292	138,360
Accounts payable and other	41,117	41,117	36,724	36,724
Subsidiary equity obligations	3,699	3,699	4,132	4,139
	$193,217	$197,540	$184,231	$187,156

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$5,483	$3,605
Non-current	12,247	8,863
Total	$17,730	$12,468
c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$7	$2,644	$—	$—	$2,403	$—
Corporate bonds	192	2,764	286	—	2,682	275
Fixed income securities and other	867	912	491	419	851	480
Common shares and warrants	4,548	577	1,389	1,966	421	802
Loans and notes receivables	—	42	68	—	51	4
Accounts receivable and other	50	1,581	135	1	1,737	219
	$5,664	$8,520	$2,369	$2,386	$8,145	$1,780
Financial liabilities
Accounts payable and other	$75	$5,090	$724	$93	$3,749	$686
Subsidiary equity obligations	—	77	1,380	—	40	1,856
	$75	$5,167	$2,104	$93	$3,789	$2,542
During the year ended December 31, 2020 and 2019, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,581	/	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
	(5,090)
Other financial assets	6,939	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(77)	Aggregated market prices of underlying investments
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2020 and 2019:

	2020		2019
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$1,780	$2,542	$795	$2,299
Fair value changes in net income	(92)	(111)	278	(27)
Fair value changes in other comprehensive income[1]	15	4	(10)	6
Additions, net of disposals	666	(331)	717	264
Balance, end of year	$2,369	$2,104	$1,780	$2,542
1.Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2020			2019
AS AT DEC. 31, 2020 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$10,443	$97	$—	$7,841	$92	$—
Property-specific borrowings	3,406	57,927	69,766	6,467	52,386	70,875
Subsidiary borrowings	7,825	3	3,257	6,111	299	2,222
Subsidiary equity obligations	—	73	2,169	—	73	2,170
Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.
d)    Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
i.    Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2020, pre-tax net unrealized losses of $479 million (2019 – losses of $89 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2020, there was an unrealized derivative liability balance of $689 million relating to derivative contracts designated as cash flow hedges (2019 – $210 million).
ii.    Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2020, unrealized pre-tax net losses of $182 million (2019 – gains of $433 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2020, there was an unrealized derivative liability balance of $868 million relating to derivative contracts designated as net investment hedges (2019 – asset balance of $551 million).
e)    Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019
Gross amounts of financial instruments before netting	$2,195	$2,380	$4,379	$2,853
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(429)	(423)	(351)	(366)
Net amount of financial instruments in Consolidated Balance Sheets	$1,766	$1,957	$4,028	$2,487